restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
restructuring and other costs
Goods and services purchased	$ 16	$ 22	$ 45	$ 45
Employee benefits expense	13	16	23	34
Total	29	38	68	79	$ 175	$ 186
Restructuring
restructuring and other costs
Goods and services purchased	11	14	37	27
Employee benefits expense	13	16	23	34
Total	24	30	60	61
Other
restructuring and other costs
Goods and services purchased	5	8	8	18
Total	$ 5	$ 8	$ 8	$ 18